Income Tax - Income Taxes Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Income tax expense using the statutory rate in effect					$ 96.2	$ 66.8	$ 28.5
Tax effect of:
Equity earnings from unconsolidated affiliates					(1.0)	(0.8)	(2.0)
Foreign exchange and inflation adjustments					35.7	(17.0)	15.3
Change in the Mexican federal tax rate					0.8	0	0
Change in valuation allowances					0	0	(8.3)
Sale of Mexrail					0	0	(4.3)
Other, net					(2.1)	(0.4)	2.1
Income tax expense	$ 26.0	$ 39.5	$ 40.3	$ 103.5	$ 129.6	$ 48.6	$ 31.3
Effective tax rate					40.40%	21.80%	32.90%
Mexico Federal Tax [Member]
Income Tax Contingency [Line Items]
Statutory income tax rate					30.00%